UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $3,397,312 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108     3551    40487 SH       SOLE                    40487        0        0
BOEING CO                      COM              097023105    41972   488900 SH       SOLE                   488900        0        0
CITIGROUP INC                  COM NEW          172967424    31114   703300 SH       SOLE                   703300        0        0
COINSTAR INC                   COM              19259P300    65386  1119247 SH       SOLE                  1119247        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101    96169  4285586 SH       SOLE                  4285586        0        0
DELL INC                       COM              24702R101    55476  3871300 SH       SOLE                  3871300        0        0
DIRECTV                        COM              25490A309    49816   880300 SH       SOLE                   880300        0        0
EQUINIX INC                    COM NEW          29444U502    41005   189567 SH       SOLE                   189567        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    58906 11198895 SH       SOLE                 11198895        0        0
GNC HLDGS INC                  COM CL A         36191G107    26549   675900 SH       SOLE                   675900        0        0
HCA HOLDINGS INC               COM              40412C101    57409  1412982 SH       SOLE                  1412982        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105   123116  5530804 SH       SOLE                  5530804        0        0
HESS CORP                      COM              42809H107    53901   752700 SH       SOLE                   752700        0        0
IRON MTN INC                   COM              462846106    96042  2645062 SH       SOLE                  2645062        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    16619   450000 SH  CALL SOLE                   450000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     7809  1324700 SH       SOLE                  1324700        0        0
LONE PINE RES INC              COM              54222A106     7331  6109533 SH       SOLE                  6109533        0        0
METLIFE INC                    COM              59156R108   102236  2688999 SH       SOLE                  2688999        0        0
NEWS CORP                      CL A             65248E104    52174  1710063 SH       SOLE                  1710063        0        0
PRECISION CASTPARTS CORP       COM              740189105    64791   341688 SH       SOLE                   341688        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103  1880823 12005000 SH  PUT  SOLE                 12005000        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    87447  4604890 SH       SOLE                  4604890        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100   125128 20149400 SH       SOLE                 20149400        0        0
VISTEON CORP                   COM NEW          92839U206    60036  1040486 SH       SOLE                  1040486        0        0
YAHOO INC                      COM              984332106   167837  7133200 SH       SOLE                  7133200        0        0
YAHOO INC                      COM              984332106    15294   650000 SH  CALL SOLE                   650000        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607      934   123741 SH       SOLE                   123741        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     8441 16096274 PRN      SOLE                 16096274        0        0